AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 25.2%
Electronic Equipment, Instruments & Components – 3.9%
Keyence Corp.	17,140	$7,957,431

IT Services – 4.3%
Capgemini SE	22,703	5,224,202
Obic Co., Ltd.	23,340	3,525,531

		8,749,733

Semiconductors & Semiconductor Equipment – 11.0%
ASML Holding NV	13,258	12,853,114
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	29,627	4,030,753
Tokyo Electron Ltd.	20,660	5,380,877

		22,264,744

Software – 6.0%
SAP SE	62,101	12,092,235

		51,064,143

Consumer Discretionary – 18.3%
Broadline Retail – 4.3%
Pan Pacific International Holdings Corp.	328,200	8,697,861

Hotels, Restaurants & Leisure – 4.7%
Compass Group PLC	327,765	9,614,213

Specialty Retail – 3.3%
Fast Retailing Co., Ltd.	21,300	6,599,294

Textiles, Apparel & Luxury Goods – 6.0%
LVMH Moet Hennessy Louis Vuitton SE	5,637	5,072,150
Moncler SpA	47,352	3,533,441
Samsonite International SA(a) (b)	930,000	3,523,650

		12,129,241

		37,040,609

Health Care – 16.3%
Health Care Equipment & Supplies – 5.6%
ConvaTec Group PLC(a)	1,121,930	4,053,030
Terumo Corp.	398,400	7,290,182

		11,343,212

Life Sciences Tools & Services – 3.6%
Lonza Group AG (REG)	12,004	7,173,570

Pharmaceuticals – 7.1%
Novo Nordisk A/S - Class B	112,099	14,379,315

		32,896,097

Consumer Staples – 13.6%
Beverages – 4.6%
Asahi Group Holdings Ltd.	125,300	4,600,999
Pernod Ricard SA	28,740	4,652,547

		9,253,546

Company	Shares	U.S. $ Value

Food Products – 7.5%
Kerry Group PLC - Class A	65,865	$5,643,709
Kikkoman Corp.	347,250	4,456,784
Nestle SA (REG)	48,471	5,150,042

		15,250,535

Personal Care Products – 1.5%
L’Oreal SA	6,337	3,001,023

		27,505,104

Industrials – 8.9%
Building Products – 1.9%
Daikin Industries Ltd.	27,475	3,751,454

Machinery – 4.2%
FANUC Corp.	71,100	1,983,439
KION Group AG	56,825	2,989,203
Techtronic Industries Co., Ltd.	265,300	3,604,859

		8,577,501

Trading Companies & Distributors – 2.8%
Ashtead Group PLC	79,493	5,662,220

		17,991,175

Financials – 6.4%
Banks – 0.9%
HDFC Bank Ltd. (ADR)	33,281	1,862,738

Capital Markets – 2.5%
London Stock Exchange Group PLC	42,091	5,036,358

Financial Services – 2.1%
Adyen NV(b) (c)	2,566	4,334,324

Insurance – 0.9%
AIA Group Ltd.	254,200	1,709,895

		12,943,315

Communication Services – 5.3%
Diversified Telecommunication Services – 4.2%
Cellnex Telecom SA(b)	243,231	8,604,223

Interactive Media & Services – 1.1%
Tencent Holdings Ltd.	56,650	2,206,514

		10,810,737

Materials – 3.2%
Chemicals – 3.2%
Sika AG (REG)	21,839	6,498,198

Total Common Stocks (cost $164,688,726)		196,749,378

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $4,179,459)	4,179,459	$4,179,459

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $168,868,185)		200,928,837

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $4,430,169)	4,430,169	4,430,169

Total Investments – 101.5% (cost $173,298,354)(g)		205,359,006	(h)
Other assets less liabilities – (1.5)%		(3,055,937)

Net Assets – 100.0%		$202,303,069

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	419	USD	529	04/19/2024	$(132)
Bank of America, NA	USD	647	CHF	569	05/08/2024	(13,917)
Bank of America, NA	JPY	823,376	USD	5,571	05/16/2024	94,488
Bank of America, NA	EUR	14,547	USD	15,935	06/12/2024	196,835
Bank of America, NA	USD	3,838	EUR	3,541	06/12/2024	(7,202)
Barclays Bank PLC	USD	1,245	GBP	983	04/19/2024	(4,597)
Barclays Bank PLC	CHF	988	USD	1,123	05/08/2024	22,785
Barclays Bank PLC	JPY	178,754	USD	1,209	05/16/2024	19,840
Barclays Bank PLC	EUR	1,338	USD	1,453	06/12/2024	5,609
Barclays Bank PLC	USD	524	EUR	480	06/12/2024	(4,225)
BNP Paribas SA	USD	16,883	AUD	25,571	04/18/2024	(212,265)
BNP Paribas SA	CNH	4,604	USD	644	05/23/2024	8,985
BNP Paribas SA	USD	1,059	EUR	977	06/12/2024	(2,376)
Citibank, NA	AUD	2,113	USD	1,390	04/18/2024	12,142
Citibank, NA	GBP	1,021	USD	1,289	04/19/2024	458
Citibank, NA	JPY	276,355	USD	1,888	05/16/2024	49,686
Citibank, NA	USD	614	JPY	92,326	05/16/2024	509
Citibank, NA	USD	949	JPY	138,986	05/16/2024	(24,982)
Citibank, NA	USD	768	EUR	707	06/12/2024	(3,594)
Goldman Sachs Bank USA	INR	145,016	USD	1,749	06/14/2024	14,088
HSBC Bank USA	GBP	767	USD	978	04/19/2024	9,540
HSBC Bank USA	USD	623	JPY	93,604	05/16/2024	(926)
NatWest Markets PLC	AUD	1,135	USD	743	04/18/2024	3,338
NatWest Markets PLC	CNH	4,229	USD	590	05/23/2024	6,039
NatWest Markets PLC	EUR	593	USD	645	06/12/2024	3,907
State Street Bank & Trust Co.	GBP	727	USD	913	04/19/2024	(4,663)
State Street Bank & Trust Co.	USD	9,033	GBP	7,130	04/19/2024	(32,888)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	SEK	5,548	USD	532	04/30/2024	$13,432
State Street Bank & Trust Co.	CHF	586	USD	655	05/08/2024	3,153
State Street Bank & Trust Co.	USD	1,143	CHF	1,005	05/08/2024	(24,366)
State Street Bank & Trust Co.	TWD	119,386	USD	3,739	05/24/2024	1,972
State Street Bank & Trust Co.	USD	2,025	EUR	1,851	06/12/2024	(22,029)
State Street Bank & Trust Co.	HKD	37,126	USD	4,760	07/18/2024	3,406
UBS AG	USD	6,949	SEK	73,051	04/30/2024	(117,017)
UBS AG	USD	1,273	EUR	1,165	06/12/2024	(12,144)

						$(17,111)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $7,576,680 or 3.7% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,290,220 and gross unrealized depreciation of investments was $(8,246,679), resulting in net unrealized appreciation of $32,043,541.

(h)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2024 (unaudited)

27.0%	Japan
12.1%	United Kingdom
9.4%	Switzerland
8.9%	France
8.6%	Netherlands
7.5%	Germany
7.2%	Denmark
4.3%	Spain
2.8%	Ireland
2.7%	Hong Kong
2.0%	Taiwan
1.8%	Italy
1.8%	United States
2.0%	Other
2.1%	Short-term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following: China and India.

AB Concentrated International Growth Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$4,030,753	$47,033,390		$—	$51,064,143
Consumer Discretionary	—	37,040,609		—	37,040,609
Health Care	—	32,896,097		—	32,896,097
Consumer Staples	—	27,505,104		—	27,505,104
Industrials	—	17,991,175		—	17,991,175
Financials	1,862,738	11,080,577		—	12,943,315
Communication Services	—	10,810,737		—	10,810,737
Materials	—	6,498,198		—	6,498,198
Short-Term Investments	4,179,459	—		—	4,179,459
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,430,169	—		—	4,430,169

Total Investments in Securities	14,503,119	190,855,887	(a)	—	205,359,006
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	470,212		—	470,212
Liabilities:
Forward Currency Exchange Contracts	—	(487,323)		—	(487,323)

Total	$14,503,119	$190,838,776		$—	$205,341,895

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 06/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,457	$115,701	$127,979	$4,179	$460
Government Money Market Portfolio*	23,276	20,650	39,496	4,430	229
Total	$39,733	$136,351	$167,475	$8,609	$689

*	Investments of cash collateral for securities lending transactions.